RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Capesize Chartering Ltd (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CCL
Related Party Transaction [Line Items]
Revenue from related parties	$ 2,816	$ 1,308